Expenses by nature - Summary of Expenses by nature (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Raw materials and supplies used	$ 4,580,706	$ 3,991,490	$ 4,512,527
Employee benefit expenses	6,450,534	5,836,068	6,466,303
Depreciation expenses	4,856,186	4,779,333	4,751,902
Others	5,634,438	4,926,828	4,699,586
Total operating costs and expenses	$ 21,521,864	$ 19,533,719	$ 20,430,318